Debt (Details) - USD ($)				1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 03, 2022	Jun. 07, 2021	Jan. 07, 2021	Feb. 28, 2022	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Jan. 31, 2022	Aug. 04, 2022	Dec. 31, 2021	Dec. 08, 2021	Jan. 31, 2021
Debt Instrument [Line Items]
Net cash proceeds						$ 7,412,000				$ 19,965,000
Debt issuance cost	$ 1,885,000				$ 127,000	$ 1,885,000	$ 127,000			$ 1,627,000	$ 120,000			$ 1,425,000
Warrants issued	860,065					860,065
Ordinary shares, shares issued (in shares)					118,190,135		118,190,135			42,892,897
Current portion of long-term debt					$ 15,938,000		$ 15,938,000			$ 5,970,000
Current Portion of Long-term Debt [Member]
Debt Instrument [Line Items]
Current portion of long-term debt					$ 156,400,000		$ 156,400,000
Convertible Senior Cash [Member]
Debt Instrument [Line Items]
Investors agreed purchase value in aggregate principal amount	$ 150,000,000					$ 150,000,000
Debt instrument, percentage	7.00%					7.00%
Convertible Notes Maturity Date							Aug. 03, 2025
Ordinary shares, shares issued (in shares)	86.9565					86.9565
Outstanding principal and accrued interest	$ 1,000
Accrued and unpaid interest percentage	100.00%
Convertible notes financing	$ 150,000,000					$ 150,000,000
Debt Instrument, Convertible, Conversion Price	$ 11.5					$ 11.5
Increase in default rate of interest	2.00%
Payment in Kind (PIK) Note [Member]
Debt Instrument [Line Items]
Debt instrument, percentage	8.75%					8.75%
First Year [Member] | Convertible Senior Cash [Member]
Debt Instrument [Line Items]
Percentage of stock price trigger	150.00%
Number of threshold trading days	20 days
Number of consecutive threshold consecutive trading days	30 days
Second Year [Member] | Convertible Senior Cash [Member]
Debt Instrument [Line Items]
Percentage of stock price trigger	130.00%
Number of threshold trading days	20 days
Number of consecutive threshold consecutive trading days	30 days
Orix Growth Capital, LLC [Member]
Debt Instrument [Line Items]
Debt instrument, percentage										10.00%
Orix Growth Capital, LLC [Member] | Amended Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Borrowing amount				$ 7,500,000
Net cash proceeds				7,400,000
Debt issuance cost				100,000
Cumulative outstanding principal of loan				37,500,000
Repayment of debt				38,700,000
Prepayement penalty				$ 1,200,000
Orix Growth Capital, LLC [Member] | Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Borrowing amount			$ 30,000,000
Loan maturity date							Jan. 07, 2026
Repayment of debt			20,000,000						$ 2.5
Repayment of debt remaining amount			$ 10,000,000
Loan and security agreement percentage					1.00%
Debt instrument, percentage					10.00%		10.00%
Orix Growth Capital, LLC [Member] | Before January 7, 2023 [Member] | Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Early debt redemption discount percentage			3.00%
Orix Growth Capital, LLC [Member] | Thereafter January 7, 2023 and Prior To Maturity Date [Member]
Debt Instrument [Line Items]
Early debt redemption discount percentage			2.00%
PIPE Investors [Member]
Debt Instrument [Line Items]
Debt instrument, percentage										5.00%
PIPE Investors [Member] | Bridge Notes [Member]
Debt Instrument [Line Items]
Repayment of debt								$ 200,000
Principle value of related notes								$ 5,000,000
Bridge notes issued												$ 5,000,000
Bridge Loan Issued to Related Parties												$ 4,800,000
Debt instrument, percentage												5.00%
Stifel Note [Member] | Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Borrowing amount			$ 10,000,000									$ 5,000,000	$ 5,000,000
Loan maturity date							Jan. 07, 2024
Cumulative outstanding principal of loan					$ 15,000,000		$ 15,000,000
Repayment of debt			$ 10,000,000
Loan and security agreement percentage			1.00%
Percentage of Late Fee Changed on Unpaid Amount			5.00%
Debt instrument, percentage			4.50%
Increase in default rate of interest			4.00%
Stifel Note [Member] | Loan and Security Agreement [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument, percentage			1.00%
InfoArmor Note [Member] | Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Loan maturity date							Jun. 07, 2025
InfoArmor Note [Member] | Promissory Note Payable [Member]
Debt Instrument [Line Items]
Repayment of debt		$ 200,000
Debt instrument, percentage		5.50%
InfoArmor Note [Member] | Promissory Note Payable [Member] | Current Portion of Long-term Debt [Member]
Debt Instrument [Line Items]
Repayment of debt							$ 900,000
InfoArmor Note [Member] | Promissory Note Payable [Member] | Vigilante [Member]
Debt Instrument [Line Items]
Borrowing amount		$ 3,800,000
Series E Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Exercise price of the warrant				$ 1.86205
Series E Redeemable Convertible Preferred Stock [Member] | Orix Growth Capital, LLC [Member] | Amended Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Warrants issued				161,112
Exercise price of the warrant				$ 1.86205
Series E Redeemable Convertible Preferred Stock [Member] | Stifel Note [Member] | Amended Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Warrants issued												161,113
Series E Redeemable Convertible Preferred Stock [Member] | Stifel Note [Member] | Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Exercise price of the warrant												$ 1.86205